Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases
The future minimum lease payments under
non-cancelable
operating leases as of March 31, 2022 for the next five years and thereafter are as follows (in thousands):

Year Ending December 31,	Lease Payments
Remaining 2022	$173
2023 (1)	217

Total	$390

(1)	Operating lease expires before or during the year ending December 31, 2023

The future minimum lease payments under
non-cancelable
operating leases as of December 31, 2021 for the next five years and thereafter are as follows (in thousands):

Year Ending December 31,	Lease Payments
2022	$231
2023(1)	217
Total	$448

(1) Operating lease expires before or during the year ending December 31, 2023